OPERATING LEASES (Schedule of Future Minimum Revenue from Operating Leases) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
OPERATING LEASES [Abstract]
2019	$ 194.4
2020	155.3
2021	111.9
2022	112.0
2023	$ 104.2